Equity Investments in Unconsolidated Subsidiaries - Narrative (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended			3 Months Ended				12 Months Ended			1 Months Ended		3 Months Ended				1 Months Ended	3 Months Ended				0 Months Ended	3 Months Ended				3 Months Ended				3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Mar. 31, 2014 LSC Entities	Dec. 31, 2013 LSC Entities	Mar. 31, 2014 800 Superior, LLC	Mar. 31, 2014 East Ninth & Superior, LLC	Mar. 31, 2014 Eight Hundred Superior NMTC investment Fund II	Mar. 31, 2014 American Tax Credit Georgia Fund III, LLC	Mar. 31, 2013 American Tax Credit Georgia Fund III, LLC	Dec. 31, 2013 American Tax Credit Georgia Fund III, LLC	Mar. 31, 2014 Minimum LSC Entities	Mar. 31, 2014 Maximum LSC Entities	Mar. 31, 2014 800 Superior, LLC	Mar. 31, 2013 800 Superior, LLC	Dec. 31, 2012 800 Superior, LLC sqft	Mar. 31, 2014 AmTrust Financial Services, Inc. LSC Entities	Mar. 28, 2013 AmTrust Financial Services, Inc. AMTCH	Aug. 31, 2011 800 Superior, LLC Building	Mar. 31, 2014 Unrelated Third Parties American Tax Credit Georgia Fund III, LLC	Mar. 31, 2014 VIE, Not primary beneficiary LSC Entities	Mar. 31, 2013 VIE, Not primary beneficiary LSC Entities	Dec. 31, 2013 VIE, Not primary beneficiary LSC Entities	Dec. 31, 2012 VIE, Not primary beneficiary LSC Entities	Jul. 31, 2010 VIE, Not primary beneficiary Tiger	Mar. 31, 2014 VIE, Not primary beneficiary Tiger	Mar. 31, 2013 VIE, Not primary beneficiary Tiger	Dec. 31, 2013 VIE, Not primary beneficiary Tiger	Dec. 31, 2012 VIE, Not primary beneficiary Tiger	Mar. 28, 2013 VIE, Not primary beneficiary AMTCH	Mar. 31, 2014 VIE, Not primary beneficiary AMTCH	Mar. 31, 2013 VIE, Not primary beneficiary AMTCH	Dec. 31, 2013 VIE, Not primary beneficiary AMTCH	Dec. 31, 2012 VIE, Not primary beneficiary AMTCH	Mar. 31, 2014 VIE, Not primary beneficiary 800 Superior, LLC	Mar. 31, 2013 VIE, Not primary beneficiary 800 Superior, LLC	Dec. 31, 2013 VIE, Not primary beneficiary 800 Superior, LLC	Dec. 31, 2012 VIE, Not primary beneficiary 800 Superior, LLC	Mar. 31, 2014 VIE, Not primary beneficiary East Ninth & Superior, LLC	Mar. 31, 2013 VIE, Not primary beneficiary East Ninth & Superior, LLC	Dec. 31, 2013 VIE, Not primary beneficiary East Ninth & Superior, LLC	Dec. 31, 2012 VIE, Not primary beneficiary East Ninth & Superior, LLC
Schedule of Equity Method Investments [Line Items]
Contribution amount to acquire equity investment																					$ 1,562	$ 2,990			$ 11,000	$ 400	$ 2,890			$ 12,136	$ 687	$ 0			$ 14	$ 0			$ 0	$ 0
Equity interest percentage acquired				50.00%		50.00%	50.00%	24.50%	34.74%								50.00%	50.00%		65.26%						50.00%				50.00%
Equity investment in unconsolidated subsidiaries	135,827		133,193						69		135										129,148	91,098	126,186	66,484		70,541	62,432	73,186	58,273	22,411	31,590	22,411	32,966	0	2,572	2,627	2,863	2,671	4,038	4,087	4,009	4,066
Difference between equity interest and consideration paid																														10,275
Effective Discount Rate (EDR)				7.50%
Effective discount rate				14.40%	14.20%							12.50%	17.50%
Additional required capital to keep life settlement policies in-force	50.00%
Cost of building																			7,500
Area of office lease space																134,000
Term of lease																15 years
Rent expense														561	536
Equity in earnings (losses) of unconsolidated subsidiaries	$ 1,123	$ (811)							$ (66)	$ (66)											$ 1,400	$ (787)				$ (3,045)	$ 1,269				$ (2,063)	$ 0			$ (305)	$ (44)			$ 29	$ 21